Subsequent events (Details) - USD ($)	Jul. 12, 2021	May 25, 2021	May 29, 2020	Apr. 22, 2020
Subsequent events
Authorized share capital amount			$ 100,000	$ 75,000
Subsequent Event
Subsequent events
Outstanding redemption fund	$ 5,600,000
Subsequent Event | ShenzhenJisenInformationTechLimited [Member]
Subsequent events
Percentage of interest acquired		100.00%
Total consideration in shares		2,900,000